LOANS (covered) - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
FDIC Indemnification Asset, Net Write Offs	$ (22,417,000)	$ 0	$ 0
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reclassification from non-accretable difference	1,470,000	29,606,000	39,079,000
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Covered Loans | Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance including contractual principal, interest, fees, and penalties	$ 493,600,000	$ 852,900,000